Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating expenses:
Research and development	$ 4,417	$ 2,966	$ 13,429	$ 8,046
General and administrative	1,495	1,719	4,684	3,872
Total operating expenses	5,912	4,685	18,113	11,918
Operating loss	(5,912)	(4,685)	(18,113)	(11,918)
Finance income	288	100	1,293	122
Finance expenses	(51)	(3)	(843)	(7)
Net loss before tax	(5,675)	(4,588)	(17,663)	(11,803)
Income tax benefit	425	578	1,501	1,054
Net loss for the period	(5,250)	(4,010)	(16,162)	(10,749)
Net loss attributable to shareholders of Evaxion Biotech A/S	(5,250)	(4,010)	(16,162)	(10,749)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(32)	4	(60)	(6)
Tax on other comprehensive income	4		4
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	(482)	84	(766)	13
Other comprehensive loss for the period, net of tax	(510)	88	(822)	7
Total comprehensive loss	(5,760)	(3,922)	(16,984)	(10,742)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (5,760)	$ (3,922)	$ (16,984)	$ (10,742)
Loss per share - basic and diluted	$ (0.27)	$ (0.26)	$ (0.86)	$ (0.71)